Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Research and Development Expenses

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
External research and development expenses	$605,082	$483,192	$366,955
Personnel expenses	310,992	226,344	162,010
BIS expenses	34,012	19,935	12,678
Materials and consumables	5,863	4,057	2,396
Depreciation and amortization	6,204	105,546	102,132
Other expenses	21,270	20,418	17,194
Total Research and development expenses	$983,423	$859,492	$663,366